April 30, 2003



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Evergreen Equity Trust
                    Evergreen Merger & Acquisition Fund
                    Evergreen Mid Cap Value Fund
                    Evergreen Small Cap Value Fund II
                    Post-Effective Amendment No. 59 to Registration Statement on Form N-1A, Nos: 333-37453/811-08413

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 59 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 25, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood